SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

25.SHAREHOLDERS’ EQUITY

25.1.Share capital

On December 31, 2020, the Suzano’s share capital is R$9,269,281 divided into 1,361,263,584 common shares, all nominative, book-entry shares without par value. The share capital is net of the public offering expenses of R$33,735.

The breakdown of the share capital is set forth below:

	Ordinary
	Quantity	(%)
Shareholder
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,809,797	14.31
Managements	34,400,167	2.53
Alden Fundo de Investimento em Ações	26,154,741	1.92
	622,977,034	45.77
Treasury	12,042,004	0.88
Votorantim S.A.	50,180,059	3.69
Other shareholders	676,064,487	49.66
	1,361,263,584	100.00

On October 6, 2020 the Company closed, the secondary public offering of 150,217,425 common shares, without par value, of Suzano held by BNDES Participações S.A. - BNDESPAR, including 13,180,000 securities in the form of American Depositary Shares (“ADSs”), at a price per Security to the public of R$46.00 (forty-six Brazilian Reais), resulting in an aggregate sale price of R$6,910,002. The ADSs were offered and sold to the public at a price of U.S.$8.15 (eight U.S. Dollars and fifteen cents) per ADS. The price per security in the form of ADS corresponds to the price per security translated into U.S. Dollars, based on the selling exchange rate for U.S. Dollars (PTAX).

By resolution of the Board of Directors, the share capital may be increased, irrespective of any amendment to the Bylaws, up to the limit of 780,119,712 common shares, all exclusively book-entry shares.

For the year ended December 31, 2020, SUZB3 common shares ended the year quoted at R$58.54 (fifty-eight Brazilian Reais and fifty-four cents) (R$39.68 (thirty-nine Brazilian Reais and sixty-eight cents) on December 31, 2019).

25.2.Dividends

The Company´s bylaws establishes that the minimum annual dividend is the lowest value between:

(i)	25% of adjusted net income for the year pursuant to Article 202 of Brazilian Law nº.6,404/76, or
(ii)	10% of the Company’s consolidated operating cash generation for the year.

In the year ended December 31, 2020, and 2019 no dividends were distributed, due to the loss in both year.

25.3.Reserves

25.3.1.Income reserve

They are constituted by the allocation of the Company's profits, after the allocation for the payment of the minimum mandatory dividends and after the allocation to the various profit reserves, as set forth below:

(i)

legal: it is measured based on 5% (five percent) of net profit of each fiscal year as specified in article 193 of Brazilian Law nº.6,404/76, which shall not exceed 20% (twenty percent) of the share capital, whereas in the year in which the balance of the legal reserve plus the capital reserve amounts exceeds 30% (thirty percent) of the share capital, the allocation of part of the profit will not be mandatory. The use of this reserve is restricted to loss compensation and capital increase and aims to ensure the integrity of the share capital. On December 31, 2020, the reserve of R$317,144 was fully absorbed by the loss of the year.

(ii)

capital increase: it is measured basis of up to 90% (ninety percent) of the remaining balance of net income for the year and limited to 80% (eighty percent) of the share capital, pursuant to the Company's Bylaws, after the allocation to the legal reserve and minimum mandatory dividends. The constitution of this reserve aims to ensure to the Company adequate operating conditions. This reserve was absorbed in full in 2019.

(iii)

special statutory: it is measured basis of up to 10% (ten percent) of the remaining balance of net income for the year and aims to ensure the continuity of the semiannual distribution of dividends, up to the limit of 20% (twenty percent) of the share capital. This reserve was absorbed  in full in 2019.

(iv)

tax incentives: it is measured as specified in article 195-A of the Brazilian Law No. 6,404/76, modified by Brazilian Law nº.11,638/07, based on donation or the amounts of government grants for investment. This reserve was absorbed in full in 2019.

25.3.2.Capital reserve

They consist of amounts received by the Company arising from transactions with shareholders that do not pass through the income statement and may be used to absorb losses when they exceed profit reserves and redemption, reimbursement and purchase of shares.

The breakdown of capital reserves is arising from stock options in the amount of R$10,612 and the issuance of shares related to the business combination with Fibria in the amount of R$6,410,885. As of December 31, 2020, this reserve absorbed R$6,410,885 due to the loss for the year and the balance corresponded to 0.11% of the share capital.

25.4.Other reserves

These are changes that occur in shareholders' equity arising from transactions and other events that do not originate with shareholders and are disclosed net of tax effects, as set forth below:

				Exchange
			Exchange	variation on
			variation	conversion of
			and fair	financial
	Debenture		value of	statements of
	conversion		financial	foreign	Deemed
	5th issue	Actuarial loss	assets	subsidiaries	cost	Total
Balances at December 31, 2018	(45,746)	(98,490)	—	164,168	2,301,776	2,321,708
Actuarial loss		(95,628)				(95,628)
Gain on conversion of financial asset and fair value			2,360			2,360
Gain on conversion of financial statements and on foreign investments				45,819		45,819
Realization of deemed cost, net of taxes					(52,918)	(52,918)
Balances at December 31, 2019	(45,746)	(194,118)	2,360	209,987	2,248,858	2,221,341
Actuarial loss		(22,037)				(22,037)
Gain on conversion of financial asset and fair value			4,151			4,151
Loss on conversion of financial statements and on foreign investments				(2,857)		(2,857)
Partial realization of deemed cost, net of taxes					(70,654)	(70,654)
Balances at December 31, 2020	(45,746)	(216,155)	6,511	207,130	2,178,204	2,129,944

25.5.Treasury shares

		Average cost	Historical	Market
	Quantity	per share	value	value
Balances at December 31, 2018	12,042,004	18.13	218,265	458,560
Balances at December 31, 2019	12,042,004	18.13	218,265	477,827
Balances at December 31, 2020	12,042,004	18.13	218,265	704,939

25.6.Result absorption

		Result		Reserve
	Limit on	absorption		balances
	share	December 31,	December 31,	December 31,	December 31,
	capital%	2020	2019	2020	2019
Realization of deemed cost, net of taxes		(70,654)	(52,918)
Tax incentive reserve			(684,563)
Special statutory reserve			(242,612)
Legal reserve	20%	(317,144)	(105,670)		317,144
Capital increase reserve	80%		(1,730,629)
Capital reserve		(6,410,885)		10,612	6,416,864
Unclaimed dividends forfeited		(130)	(1,126)
		(6,798,813)	(2,817,518)	10,612	6,734,008